(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
(Loss) Earnings Per Share
Schedule of (Loss) Earnings Per Share

	2019	2018	2017
Basic loss (income) attributable to holders of common shares	$(18,553)	$112,276	$(47,855)
Effect of dilutive securities:	—	—	—
Diluted (loss) income	$(18,553)	$112,276	$(47,855)

	Number of Shares
	2019	2018	2017
Weighted average number of common shares outstanding - basic	12,543,271	12,534,801	12,544,141
Effect of dilutive securities:
Options	—	—	—
Weighted average number of common shares outstanding - diluted	12,543,271	12,534,801	12,544,141

	2019	2018	2017
(Loss) earnings per share - basic and diluted	$(1.48)	$8.96	$(3.81)